INFORMATION ON SEGMENTS - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	R$ 26,737,277	R$ 29,223,656	R$ 31,742,726
Non-current assets	26,759,793	38,563,863
Asia [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	1,326,431	1,555,054	1,758,912
Non-current assets	572,168	1,284,783
North America [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	3,919,414	4,472,169	4,931,608
Non-current assets	3,956,986	6,261,545
Mexico [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	3,284,608	3,570,990	3,079,033
Non-current assets	3,883,804	3,631,768
Other [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	634,806	901,180	1,052,575
Non-current assets	73,182	2,629,777
South America [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	16,481,018	17,513,597	17,476,158
Non-current assets	14,015,695	14,508,816
Brazil [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	12,004,994	11,280,690	10,521,780
Non-current assets	10,933,917	12,656,298
Argentina
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	1,711,783	3,003,214	2,973,638
Non-current assets	261,155	694,172
Other [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	2,764,241	3,229,693	3,980,740
Non-current assets	2,820,623	1,158,346
Europe, Middle East and Africa (EMEA) [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	5,010,413	5,682,836	7,445,713
Non-current assets	8,214,944	15,271,251
United Kingdom [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	257,944	577,544	896,945
Non-current assets	5,132,107	10,894,799
Other [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS	4,752,469	5,105,292	6,548,768
Non-current assets	3,082,837	4,376,452
Oceania [Member]
Revenue:
NET REVENUE FROM CONTINUING OPERATIONS			R$ 130,335
Non-current assets		R$ 1,237,468